Corporate information	6 Months Ended
Sep. 30, 2022
Disclosure Of Notes And Other Explanatory Information [Abstract]
Corporate information	Corporate information
General information
Global Blue Group Holding AG (‘the Company’) and its subsidiaries (together ‘the Group’ or ‘Global Blue’) provide technology-enabled transaction processing services for merchants, banks, acquirers, governments and travelers. The Group has operating subsidiaries around the world.
The Company trades as Global Blue under ticker symbol “NYSE: GB”.
The Company is a partnership limited by shares incorporated on December 10, 2019. The registered office is established in 38, Zürichstrasse, CH-8306 Brüttisellen, Switzerland under the number CHE-442.546.212. SL Globetrotter GP, LTD is the immediate parent, and Silver Lake Partners, L.P. (“Silver Lake”) is the ultimate parent and controlling party, of the Group.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Directors of the Company on November 30, 2022.
The unaudited condensed consolidated interim financial statements of Global Blue Group Holding AG have been prepared in accordance with International Accounting Standard IAS 34 ‘Interim financial reporting’ as issued by the International Accounting Standards Board (IASB) and are presented in thousands of Euros (EURk).
Product offerings
The Group serves as a strategic technology and payments partner to merchants, empowering them to capture the structural growth of international travelers shopping abroad, driven by multiple macroeconomic tailwinds. The Company offers third-party serviced tax free shopping solutions (“TFSS”), added-value payment solutions (“AVPS”) including dynamic currency conversion and complementary retail tech solutions (“CRTS”). At its core, the Company is a technology platform that serves a network of merchant stores globally through both TFSS and AVPS, delivering economic benefits to a complex ecosystem of merchants, international shoppers and customs and authorities.